Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation [Abstract]
Disclosure of income taxes recognized in comprehensive income
Amounts recognized in Consolidated Statements of Comprehensive Income/(Loss):

	2022 $000s	2021 $000s	2020 $000s
As of December 31
Income/(loss) for the year	(37,065)	(62,709)	4,568
Income tax expense/(benefit)	(55,719)	3,756	14,401
Income/(loss) before taxes	(92,783)	(58,953)	18,969

Disclosure of recognized income tax expense
Recognized income tax expense/(benefit):

	2022 $000s	2021 $000s	2020 $000s
As of December 31
Federal	13,065	22,138	21,796
Foreign	—	—	—
State	1,336	109	—
Total current income tax expense/(benefit)	14,401	22,247	21,796
Federal	(48,240)	(15,416)	(7,349)
Foreign	—	—	—
State	(21,880)	(3,075)	(46)
Total deferred income tax expense/(benefit)	(70,120)	(18,491)	(7,395)
Total income tax expense/(benefit), recognized	(55,719)	3,756	14,401
The tax expense/(benefit) was $(55.7) million, $3.8 million and $14.4 million in 2022, 2021 and 2020 respectively. The increase in tax benefit for the year ended December 31, 2022 is primarily the result of the loss before taxes in entities in the U.S. Federal and Massachusetts consolidated return groups of the Company.
Disclosure of reconciliation of effective tax rate
The Group is primarily subject to taxation in the U.S. A reconciliation of the U.S. federal statutory tax rate to the effective tax rate is as follows:

	2022		2021		2020
As of December 31	$000s	%	$000s	%	$000s	%
US federal statutory rate	(19,486)	21.00	(12,380)	21.00	3,984	21.00
Effects of state tax rate in U.S.	(8,043)	8.67	(4,484)	7.61	1,844	9.72
R&D and orphan drug tax credits	(6,876)	7.41	(5,056)	8.58	(5,642)	(29.74)
Non deductible share based payment expenses	788	(0.85)	555	(0.94)	327	1.73
Finance income/(costs) – fair value accounting	(28,783)	31.02	(2,017)	3.42	919	4.84
Loss with respect to associate for which no deferred tax asset is recognized	1,413	(1.52)	11,542	(19.58)	—	—
Change in blended state rate impact due to state apportionment change	(8,856)	9.54	—	—	—	—
Transaction Costs	—	—	309	(0.52)	361	1.91
Interest Expense	69	(0.07)	217	(0.37)	(2,258)	(11.91)
Executive Compensation	300	(0.32)	746	(1.27)	827	4.36
Recognition of deferred tax assets and tax benefits not previously recognized	(184)	0.20	(414)	0.70	—	—
Current year losses for which no deferred tax asset is recognized	17,287	(18.63)	14,375	(24.38)	13,948	73.53
Sonde Deconsolidation	(3,572)	3.85	—	—	—	—
Other	224	(0.25)	363	(0.62)	91	0.48
	(55,719)	60.05	3,756	(6.37)	14,401	75.92
The Company is also subject to taxation in the UK but to date no taxable income has been generated in the UK. Changes in corporate tax rates can change both the current tax expense (benefit) as well as the deferred tax expense (benefit).
Disclosure of deferred taxes
Deferred tax assets have been recognized in the U.S. jurisdiction in respect of the following items:

	2022 $000s	2021 $000s
As of December 31
Operating tax losses	48,317	46,982
Tax credits	11,101	10,673
Share-based payments	8,423	7,265
Capitalized Research & Experimental Expenditures	36,084	—
Investment in Associates	13,036	11,542
Lease Liability	7,143	8,969
Other temporary differences	2,957	2,665
Deferred tax assets	127,061	88,096
Investments held at fair value	(47,877)	(96,804)
ROU asset	(3,519)	(4,667)
Fixed assets	(2,348)	(3,547)
Deferred tax liabilities	(53,744)	(105,018)
Deferred tax assets (liabilities), net	73,317	(16,922)
Deferred tax liabilities, net, recognized	(19,645)	(89,765)
Deferred tax assets (liabilities), net, not recognized	92,962	72,843

Disclosure of unrecognized deferred tax assets
Deferred tax assets have not been recognized in respect of the following carryforward losses, credits and temporary differences, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	2022 $000s		2021 $000s
As of December 31
	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Deductible Temporary Difference	132,145	33,544	59,925	16,224
Tax Losses	219,466	48,317	215,425	46,982
Tax Credits	11,101	11,101	9,636	9,636
Total	362,712	92,962	284,986	72,843

Disclosure of unrecognized tax losses and tax credits carryforwards
Tax losses and tax credits for which no deferred tax asset was recognized

As of December 31	2022 $000s		2021 $000s

	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Tax losses expiring:
Within 10 years	23,930	5,387	19,735	4,343
More than 10 years	42,822	10,509	47,937	11,611
Available Indefinitely	152,714	32,421	147,753	31,028
Total	219,466	48,317	215,425	46,982
Tax credits expiring:
Within 10 years	43	43	4	4
More than 10 years	11,058	11,058	9,632	9,632
Available indefinitely	—	—	—	—
Total	11,101	11,101	9,636	9,636

Disclosure of tax balances as presented in statement of financial position
Tax Balances
The current tax related balances are presented in the Statement of Financial Position as follows:

As of December 31	2022 $000s	2021 $000s
Income tax receivable – current	10,040	4,514
Trade and Other Payables	(57)	(57)